UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [   ]; Amendment Number:

    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Cobalt Capital Management, Inc.
Address: 237 Park Avenue, Suite 801
         New York, New York 10017


Form 13F File Number: 28-4967

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Wayne Cooperman
Title:   President
Phone:   (212) 808-3756

Signature, Place, and Date of Signing:


/s/ Wayne Cooperman     New York, New York     February 13, 2001
[Signature]             [City, State]          [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     89

Form 13F Information Table Value Total:     $335,201
                                            [thousands]

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         1         28-[                ]    Wayne Cooperman

         [Repeat as necessary.]



                                                 COBALT CAPITAL MANAGEMENT, INC.
                                                     AS OF December 31, 2000

    ITEM 1             ITEM 2     ITEM 3     ITEM 4     ITEM 5            ITEM 6                ITEM 7           ITEM 8
    ------             ------     ------     ------     ------            ------                ------           ------
                                                                   INVESTMENT DISCRETION                     VOTING AUTHORITY
                                                                           (b)                                 (SHARES)
                                              FAIR                      SHARED       (c)
                      TITLE      CUSIP        MARKET    SHRS OR   (a)   AS DEFINED   SHARED-   MANAGERS      (a)   (b)    (c)
NAME OF ISSUER        OF CLASS   NUMBER       VALUE     PRN AMT   SOLE  IN INSTR. V  OTHER     SEE INSTR. V SOLE  SHARED  NONE
--------------        --------   ------       ------    -------   ----  -----------  -----     ------------ ----  ------  ----


Teekay Shipping Corp   Common    Y8564W103   3,420,000    90,000   X                              1          X
AMR Corp               Common    001765106     783,750    20,000   X                              1          X
Advanta Corp - Class B Common    007942204   4,431,094   616,500   X                              1                        X
Allied Waste
  Industries Inc       Common    019589308   4,943,969   339,500   X                              1          X
Amphenol Corp          Common    032095101     627,000    16,000   X                              1          X
Apria Healthcare Group Common    037933108  27,724,025   931,900   X                              1          X
Argonaut Group         Common    040157109     592,200    28,200   X                              1          X
Artesyn Technologies
  Inc                  Common    043127109     158,750    10,000   X                              1          X
Atlas Pipeline
  Partners, LP         Common    049392103     577,594    30,500   X                              1          X
Baker Hughes Inc       Common    057224107   1,275,969    30,700   X                              1          X
Bally's Total
  Fitness Hldgs        Common    05873K108  10,894,200   321,600   X                              1          X
Baycorp Holdings Ltd   Common    072728108     759,888   114,700   X                              1          X
Budget Group Inc       Common    119003101     153,638    72,300   X                              1          X
Burlington Resources
  Inc                  Common    122014103   6,812,450   134,900   X                              1          X
CMS Energy Corp        Common    125896100   4,651,725   146,800   X                              1          X
Cacheflow Inc          Common    126946102     170,625    10,000   X                              1          X
Chesapeake Energy Corp Common    165167107   6,881,963   679,700   X                              1          X
Children's Place
  Retail Stores        Common    168905107     405,000    20,000   X                              1          X
Citigroup Inc          Common    172967101   2,553,125    50,000   X                              1          X
Cree Inc               Common    225447101   1,065,938    30,000   X                              1          X
Crestline Capital Corp Common    226153104     386,250    15,000   X                              1          X
DDI Corp               Common    233162106     817,500    30,000   X                              1          X
Docent Inc             Common    25608L106     140,000    16,000   X                              1          X
Fog Cutter Capital



                                4







  Grp Inc              Common    34416Q109     517,500   240,000   X                              1          X
Freemarkets Inc        Common    356602102     190,000    10,000   X                              1          X
Freeport McMoran
  Copper & Gold Inc    Common    35671D857   1,670,544   195,100   X                              1          X
Galileo Intl Inc       Common    363547100  24,144,000 1,207,200   X                              1          X
General Motors Corp    Common    370442832   1,610,000    70,000   X                              1          X
Gillette Co            Common    375766102     361,251    10,000   X                              1          X
Grant Prideco Inc      Common    38821G101     816,076    37,200   X                              1          X
John Hancock Bank
  & Thrift             Common    409735109     497,001    56,000   X                              1          X
Global Telesystems Inc Common    37936U104   2,234,375 2,750,000   X                              1          X
Hercules Inc           Common    427056106   9,252,938   485,400   X                              1          X
Hertz Corp             Common    428040109   3,412,500   100,000   X                              1          X
IMS Health Inc         Common    449934108   6,075,000   225,000   X                              1          X
Intrawest Corp         Common    460915200   1,062,669    53,300   X                              1          X
IT Group Inc           Common    465266104     165,000    33,000   X                              1          X
JNI Corp               Common    46622G105     226,875    10,000   X                              1          X
KB Home                Common    48666K109   2,307,594    68,500   X                              1          X
Kemet Corp             Common    488360108   2,200,688   145,500   X                              1          X
LNR Property Corp      Common    501940100  38,897,958 1,768,089   X                              1          X
Laboratory Corp of
  America Hldgs        Common    50540R409   3,995,200    22,700   X                              1          X
Merix Corp             Common    590049102   1,310,750    98,000   X                              1          X
Michael Stores Inc     Common    594087108   5,350,350   201,900   X                              1          X
Mohawk Industries Inc  Common    608190104   5,475,000   200,000   X                              1          X
NRG Energy Inc         Common    629377102     773,188    27,800   X                              1          X
Nasdaq 100 Trust       Common    631100104   1,167,500    20,000   X                              1          X
Navistar International
   Corp                Common    63934E108     780,388    29,800   X                              1          X
Newhall Land &
  Farming Corp         Common    651426108     232,500    10,000   X                              1          X
NVIDIA Corp            Common    67066G104     655,313    20,000   X                              1          X
Ogden Corp             Common    676346109  13,448,513   874,700   X                              1          X
Old Kent Financial
  Corp                 Common    679833103     437,500    10,000   X                              1          X
Oracle Systems Corp    Common    68389X105     581,250    20,000   X                              1          X
Oxford Health Plans
  Inc                  Common    691471106  28,736,250   727,500   X                              1          X
Panera Bread Co        Common    69840W108   2,671,344   117,100   X                              1          X
Peoplesoft Inc         Common    712713106   2,231,250    60,000   X                              1          X
Phillips Petroleum Co  Common    718507106   1,837,063    30,300   X                              1          X
Phototronics Inc       Common    719405102   6,250,782   266,700   X                              1          X
Plexus Corp            Common    729132100     911,719    30,000   X                              1          X
Professional
  Detailing Inc        Common    74312N107     528,828     5,000   X                              1          X
Quest Diagnostic Inc   Common    74834L100   3,351,200    23,600   X                              1          X
RH Donnelly Corp       Common    74955W307     121,563     5,000   X                              1          X
Renal Care Group Inc   Common    759930100   2,193,750    80,000   X                              1          X



                                5







Resource America Inc   Common    761195205  14,410,650 1,253,100   X                              1          X
Resource Assets
  Investment Trust     Common    761196104   3,429,789   278,392   X                              1          X
Ryland Group Inc       Common    783764103  13,035,925   319,900   X                              1          X
Sawtek Inc             Common    805468105     692,813    15,000   X                              1          X
Shaw Industries Inc    Common    820286102   7,575,000   400,000   X                              1          X
Sprint PCS Group       Common    852061506      61,313     3,000   X                              1          X
Starwood Hotels &
  Resorts              Common    85590A203     528,750    15,000   X                              1          X
StorageNetworks Inc    Common    86211E103     272,938    11,000   X                              1          X
TRW Inc                Common    872649108     205,375     5,300   X                              1          X
TTM Tech Inc           Common    87305R109     198,625    14,000   X                              1          X
Tenet Healthcare Corp  Common    88033G100   4,443,750   100,000   X                              1          X
TheStreet.com Inc      Common    88368Q103     230,000    80,000   X                              1          X
Three Five Systems Inc Common    88554L108   1,116,000    62,000   X                              1          X
Triad Hospital Inc     Common    89579K109   2,771,069    85,100   X                              1          X
24/7 Media Inc         Common    901314104      10,625    20,000   X                              1          X
US Bancorp             Common    902973106   5,837,500   200,000   X                              1          X
United States
  Cellular Corp        Common    911684108     602,500    10,000   X                              1          X
UnitedGlobalCom        Common    913247508     141,701    10,400   X                              1          X
Valero Energy Corp     Common    91913Y100   9,293,157   249,900   X                              1          X
Viasystems Group Inc   Common    92553H100   4,506,207   542,100   X                              1          X
Vintage Petroleum Inc  Common    927460105   1,075,000    50,000   X                              1          X
VISX Inc               Common    92844S105     208,750    20,000   X                              1          X
Del Webb Corp          Common    947423109   1,190,475    40,700   X                              1          X
Wells Fargo & Co       Common    949746101   1,113,750    20,000   X                              1          X
Walter Industries Inc  Common    93317Q105   2,437,500   325,000   X                              1          X
Yahoo Inc              Common    984332106     901,875    30,000   X                              1          X


COLUMN TOTALS                              335,200,860


















                                                                6
01181001.AR3